Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2024	Dec. 31, 2023
Notes Program from Employees, Managers, Members and Relatives of Managers and Members [Member]
Related Party Transaction [Line Items]
Other Liabilities		$ 7,186
Investment Owned, Fair Value			$ 120
Class A Common Units [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
[custom:CommonUnitsDescription]		Our CEO Mr. Wallach and his wife and the Wallach Living Trust wife own 0.81% and 77.35% of our Class A common units, respectively.
Series C Preferred Units [Member]
Related Party Transaction [Line Items]
Preferred Units, Description		Mr. Wallach and his wife’s parents own 21.07% and 3.23% of our Series C Preferred Units, respectively. One of our managers, Gregory L. Sheldon, owns 14.05% of our Series C Preferred Units.
Mr.Mark Reynolds [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		1.00%
Mrs.Barbara Harshman [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		2.00%
Mr.Myrick [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		14.90%
Mr.Eric A. Rauscher [Member] | Class A Common Units [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		1.00%
Wallach Trust LOC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Debt Instrument, Interest Rate, Stated Percentage		10.50%	11.50%
Myrick LOC Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Mr.Summer's Son [Member]
Related Party Transaction [Line Items]
[custom:LoanPrincipalAmountNotExceed]		$ 2,000,000
Mr.Spatola [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 200
Debt Instrument, Interest Rate, Stated Percentage		9.50%